12. FINANCIAL INSTRUMENTS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Current assets		R$ 2,298
Total assets		2,298
Current liabilities		121
Total liabilities		121
Net finance income	28,274	(806,760)
Dollar-to-euro swap
Disclosure of detailed information about financial instruments [line items]
Current assets		2,298
Total assets		2,298
Current liabilities
Total liabilities
Net finance income	(229)	(6,467)
Di futuro
Disclosure of detailed information about financial instruments [line items]
Current assets
Total assets
Current liabilities		121
Total liabilities		121
Net finance income	R$ 28,503	5,829
Forward dollar
Disclosure of detailed information about financial instruments [line items]
Current assets
Total assets
Current liabilities
Total liabilities
Net finance income		(805,760)
Fixed rate-to-CDI interest rate swap
Disclosure of detailed information about financial instruments [line items]
Current assets
Total assets
Current liabilities
Total liabilities
Net finance income		(299)
CDI-to-fixed rate swap
Disclosure of detailed information about financial instruments [line items]
Current assets
Total assets
Current liabilities
Total liabilities
Net finance income		R$ (63)